Note 11 - Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2024
Notes Tables
Schedule of Debt [Table Text Block]
		Borrower(s)	December 31, 2023	June 30, 2024
A.		Term Loans:
	1	Singleton Shipping Co. and Tatum Shipping Co.	$-	$-
	2	Bastian Shipping Co. and Cadence Shipping Co.	-	-
	3	Adele Shipping Co.	-	-
	4	Costamare Inc.	-	-
	5	Capetanissa Maritime Corporation et al.	-	-
	6	Caravokyra Maritime Corporation et al.	-	-
	7	Berg Shipping Co.	-	-
	8	Evantone Shipping Co. and Fortrose Shipping Co.	-	-
	9	Ainsley Maritime Co. and Ambrose Maritime Co.	120,536	115,179
	10	Hyde Maritime Co. and Skerrett Maritime Co.	115,904	110,250
	11	Kemp Maritime Co.	58,525	55,675
	12	Achilleas Maritime Corporation et al.	48,569	41,030
	13	Novara et al.	-	-
	14	Costamare Inc.	29,735	21,617
	15	Costamare Inc.	-	-
	16	Amoroto et al.	50,661	37,378
	17	Bernis Marine Corp. et al.	41,695	38,601
	18	Costamare Inc.	-	-
	19	Costamare Inc.	38,500	31,250
	20	Amoroto et al.	24,240	-
	21	Benedict et al.	376,857	335,810
	22	Reddick Shipping Co. and Verandi Shipping Co.	33,000	27,000
	23	Quentin Shipping Co. and Sander Shipping Co.	74,625	69,437
	24	Greneta Marine Corp. et al.	26,045	24,068
	25	Bastian Shipping Co. et al.	260,630	228,810
	26	Adstone Marine Corp. et al.	101,065	81,426
	27	NML Loan 1	5,995	4,640
	28	Kalamata Shipping Corporation et al.	64,000	59,000
	29	Capetanissa Maritime Corporation et al.	22,417	20,667
	30	Costamare Inc.	63,312	60,844
	31	NML Loan 2	34,920	32,760
	32	NML Loan 3	18,460	17,420
	33	Barlestone Marine Corp. et al.	12,000	27,323
	34	NML Loan 4	-	12,550
	35	NML Loan 5	-	5,437
	36	NML Loan 6	-	5,924
	37	NML Loan 7	-	10,106
	38	NML Loan 8	-	11,898
	39	NML Loan 9	-	11,812
	40	NML Loan 10	-	33,009
	41	Bermondi Marine Corp. et al.	-	15,780
	42	NML Loan 11	-	17,835
		Total Term Loans	$1,621,691	$1,564,536
B.		Other financing arrangements	632,892	609,168
C.		Unsecured Bond Loan	110,500	107,050
		Total long-term debt	$2,365,083	$2,280,754
		Less: Deferred financing costs	(18,863)	(16,871)
		Total long-term debt, net	$2,346,220	$2,263,883
		Less: Long-term debt current portion	(352,140)	(343,386)
		Add: Deferred financing costs, current portion	5,113	4,657
		Total long-term debt, non-current, net	$1,999,193	$1,925,154

Schedule of Maturities of Long-Term Debt [Table Text Block]
12-month period ending June 30,	Amount
2025	$343,386
2026	443,859
2027	410,153
2028	265,242
2029	450,167
2030 and thereafter	367,947
Total	$2,280,754

Schedule of Financing Costs [Table Text Block]
Balance, January 1, 2024	$18,863
Additions	1,211
Amortization and write-off	(3,203)
Balance, June 30, 2024	$16,871
Less: Current portion of financing costs	(4,657)
Financing costs, non-current portion	$12,214